Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	CERVOMED INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0645032
Entity Address, Address Line One	20 Park Plaza, Suite 424
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	744-4400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001053691
Amendment Flag	true